Intangible Asset (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Less-Accumulated Amortization	$ (1,378)	$ (498)
Intangible assets, net	927	1,369
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	$ 2,305	$ 1,867